JPMorgan Hedged Equity Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 2.3%
Boeing Co. (The) *	114	24,663
Howmet Aerospace, Inc.	995	195,133
RTX Corp.	857	143,332
Textron, Inc.	522	44,104
TransDigm Group, Inc.	69	91,392
		498,624
Air Freight & Logistics — 0.2%
FedEx Corp.	217	51,284
Automobile Components — 0.1%
Aptiv plc (Jersey) *	186	16,017
Automobiles — 2.1%
Tesla, Inc. * (a)	990	440,188
Banks — 3.6%
Bank of America Corp.	5,348	275,928
Citigroup, Inc.	706	71,647
Fifth Third Bancorp	1,863	82,981
Truist Financial Corp.	806	36,849
US Bancorp	1,462	70,672
Wells Fargo & Co. (a)	2,684	224,936
		763,013
Beverages — 1.5%
Coca-Cola Co. (The)	1,361	90,260
Keurig Dr Pepper, Inc.	3,190	81,384
PepsiCo, Inc.	1,070	150,240
		321,884
Biotechnology — 1.9%
AbbVie, Inc. (a)	1,119	259,180
Neurocrine Biosciences, Inc. *	116	16,253
Regeneron Pharmaceuticals, Inc.	122	68,430
Vertex Pharmaceuticals, Inc. *	165	64,736
		408,599
Broadline Retail — 4.1%
Amazon.com, Inc. * (a)	3,946	866,455
Building Products — 1.4%
Carrier Global Corp.	1,524	90,990
Masco Corp.	647	45,525
Trane Technologies plc	392	165,480
		301,995
Capital Markets — 2.0%
Ameriprise Financial, Inc.	132	64,796
Charles Schwab Corp. (The)	2,059	196,601
CME Group, Inc.	357	96,617

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Raymond James Financial, Inc.	182	31,408
State Street Corp.	393	45,563
		434,985
Chemicals — 1.4%
Ecolab, Inc.	227	62,240
Linde plc	321	152,495
PPG Industries, Inc.	420	44,147
Sherwin-Williams Co. (The)	89	30,599
		289,481
Communications Equipment — 0.5%
Arista Networks, Inc. *	456	66,472
Motorola Solutions, Inc.	63	28,631
		95,103
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	59	36,859
Vulcan Materials Co.	156	48,052
		84,911
Consumer Finance — 0.8%
American Express Co.	234	77,801
Capital One Financial Corp.	440	93,499
		171,300
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc.	1,950	200,935
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	3,329	94,003
Electric Utilities — 1.8%
Entergy Corp.	161	14,979
NextEra Energy, Inc.	2,139	161,473
NRG Energy, Inc.	75	12,064
PG&E Corp.	1,328	20,032
Southern Co. (The)	1,828	173,241
		381,789
Electrical Equipment — 1.0%
Eaton Corp. plc	237	88,452
Emerson Electric Co.	400	52,494
GE Vernova, Inc.	102	62,796
		203,742
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	1,202	58,566
Entertainment — 1.5%
Netflix, Inc. *	152	182,206

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	999	114,388
Warner Music Group Corp., Class A	598	20,363
		316,957
Financial Services — 5.7%
Apollo Global Management, Inc.	536	71,393
Berkshire Hathaway, Inc., Class B * (a)	607	304,969
Corpay, Inc. *	265	76,508
Fidelity National Information Services, Inc.	1,200	79,126
Klarna Group plc (United Kingdom) *	55	2,017
Mastercard, Inc., Class A (a)	605	344,410
Toast, Inc., Class A *	710	25,919
Visa, Inc., Class A (a)	878	299,661
WEX, Inc. *	52	8,212
		1,212,215
Food Products — 0.6%
Mondelez International, Inc., Class A	2,016	125,932
Ground Transportation — 0.2%
Union Pacific Corp.	208	49,278
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp. *	615	60,082
Edwards Lifesciences Corp. *	1,166	90,649
Medtronic plc	1,532	145,892
Stryker Corp.	397	146,693
Zimmer Biomet Holdings, Inc.	75	7,383
		450,699
Health Care Providers & Services — 1.6%
Cigna Group (The)	276	79,483
HCA Healthcare, Inc.	61	26,011
Humana, Inc.	223	58,100
McKesson Corp.	49	38,354
UnitedHealth Group, Inc.	422	145,623
		347,571
Health Care REITs — 0.8%
Ventas, Inc.	1,368	95,745
Welltower, Inc.	388	69,055
		164,800
Hotels, Restaurants & Leisure — 3.3%
Booking Holdings, Inc.	11	61,185
Carnival Corp. *	2,188	63,252
Chipotle Mexican Grill, Inc., Class A *	2,336	91,535
DoorDash, Inc., Class A *	128	34,919
Expedia Group, Inc.	255	54,510
Hilton Worldwide Holdings, Inc.	414	107,432

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	590	179,308
Yum! Brands, Inc.	715	108,652
		700,793
Household Durables — 0.1%
Lennar Corp., Class A	186	23,480
Household Products — 0.1%
Church & Dwight Co., Inc.	316	27,660
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	141	27,605
Industrial Conglomerates — 0.8%
3M Co.	1,048	162,683
Industrial REITs — 0.3%
Prologis, Inc.	498	57,024
Insurance — 1.7%
Aon plc, Class A	181	64,395
Arch Capital Group Ltd.	269	24,422
Arthur J Gallagher & Co.	527	163,351
Chubb Ltd.	96	27,162
Progressive Corp. (The)	324	79,861
		359,191
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A (a)	2,206	536,392
Alphabet, Inc., Class C	1,415	344,534
Meta Platforms, Inc., Class A (a)	941	691,138
		1,572,064
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	1,327	89,003
Life Sciences Tools & Services — 0.6%
Danaher Corp.	657	130,212
Machinery — 1.2%
Deere & Co.	236	108,193
Ingersoll Rand, Inc.	415	34,267
Otis Worldwide Corp.	729	66,625
PACCAR, Inc.	407	39,984
		249,069
Media — 0.8%
Charter Communications, Inc., Class A *	175	48,097
Comcast Corp., Class A	2,963	93,086
Omnicom Group, Inc.	316	25,786
		166,969
Metals & Mining — 0.1%
Nucor Corp.	87	11,804

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.4%
Ameren Corp.	310	32,357
Sempra	690	62,076
		94,433
Oil, Gas & Consumable Fuels — 2.6%
ConocoPhillips	816	77,147
Diamondback Energy, Inc.	291	41,679
EOG Resources, Inc.	1,041	116,665
EQT Corp.	225	12,274
Exxon Mobil Corp. (a)	2,733	308,125
		555,890
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	526	29,866
United Airlines Holdings, Inc. *	115	11,116
		40,982
Personal Care Products — 0.1%
Kenvue, Inc.	1,118	18,150
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	2,242	101,105
Eli Lilly & Co.	245	187,352
Johnson & Johnson (a)	1,233	228,549
Merck & Co., Inc.	333	27,945
		544,951
Professional Services — 0.4%
Leidos Holdings, Inc.	456	86,186
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	476	28,913
Semiconductors & Semiconductor Equipment — 14.3%
Analog Devices, Inc.	639	156,934
Broadcom, Inc. (a)	1,705	562,554
Lam Research Corp.	1,215	162,642
Micron Technology, Inc.	750	125,473
NVIDIA Corp. (a)	9,594	1,790,165
NXP Semiconductors NV (Netherlands)	537	122,330
Texas Instruments, Inc.	673	123,697
		3,043,795
Software — 11.6%
AppLovin Corp., Class A *	42	30,261
Cadence Design Systems, Inc. *	183	64,384
Crowdstrike Holdings, Inc., Class A *	45	22,240
Intuit, Inc.	145	98,963
Microsoft Corp. (a)	3,020	1,563,914
Oracle Corp. (a)	910	255,886
Palantir Technologies, Inc., Class A *	621	113,237

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Salesforce, Inc.	559	132,530
ServiceNow, Inc. *	206	189,526
		2,470,941
Specialized REITs — 0.6%
Equinix, Inc.	87	68,557
SBA Communications Corp.	310	59,888
		128,445
Specialty Retail — 1.8%
AutoZone, Inc. *	5	23,240
Burlington Stores, Inc. *	227	57,863
Lowe's Cos., Inc.	804	202,106
Ross Stores, Inc.	717	109,189
		392,398
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. (a)	5,607	1,427,571
Seagate Technology Holdings plc	588	138,835
Western Digital Corp.	346	41,562
		1,607,968
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	434	30,241
Tobacco — 0.6%
Altria Group, Inc.	634	41,892
Philip Morris International, Inc.	582	94,396
		136,288
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	36	34,497
Total Common Stocks (Cost $10,818,360)		21,141,961
	NO. OF CONTRACTS
Options Purchased — 1.4%
Put Options Purchased — 1.4%
S&P 500 Index
12/31/2025 at USD 6,330.00, European Style
Notional Amount: USD 21,372,974
Counterparty: Exchange-Traded * (Cost $283,153)	31,955	285,358

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.99% (b) (c) (Cost $579,264)	579,264	579,264
Total Investments — 103.3% (Cost $11,680,777)		22,006,583
Liabilities in Excess of Other Assets — (3.3)%		(696,936)
NET ASSETS — 100.0%		21,309,647

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $10,104,093.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	94	12/19/2025	USD	31,669	433

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	31,955	USD 21,372,974	USD 7,000.00	12/31/2025	(201,476)
Written Put Options Contracts as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	31,955	USD 21,372,974	USD 5,340.00	12/31/2025	(62,952)
Total Written Options Contracts (Premiums Received $265,163)						(264,428)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,006,583	$—	$—	$22,006,583
Appreciation in Other Financial Instruments
Futures Contracts (a)	$433	$—	$—	$433
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(201,476)	$—	$—	$(201,476)

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(62,952)	$—	$—	$(62,952)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(263,995)	$—	$—	$(263,995)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.99% (a) (b)	$1,013,700	$1,330,922	$1,765,358	$—	$—	$579,264	579,264	$1,835	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.